As filed with the Securities and Exchange Commission on June 30, 2023

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 174	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 177	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on July 30, 2023 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until July 30, 2023, the effectiveness of Post-Effective Amendment No. 154 to the Registrant’s Registration Statement on Form N-1A related to SPDR MSCI EAFE Climate Paris Aligned ETF and SPDR MSCI Emerging Markets Climate Paris Aligned ETF, which were filed pursuant to Rule 485(a) under the Securities Act on May 19, 2022 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 173 to the Registrant’s Registration Statement on Form N-1A, which was filed on June 2, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of June, 2023.

SPDR INDEX SHARES FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Dwight D. Churchill*	Trustee	June 30, 2023
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	June 30, 2023
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	June 30, 2023
Sandra G. Sponem

/s/ Carolyn Clancy*	Trustee	June 30, 2023
Carolyn Clancy

/s/ Carl G. Verboncoeur*	Trustee	June 30, 2023
Carl G. Verboncoeur

/s/ Kristi Rowsell*	Trustee	June 30, 2023
Kristi Roswell

/s/ Gunjan Chauhan*	Trustee	June 30, 2023
Gunjan Chauhan

/s/ James E. Ross*	Trustee	June 30, 2023
James E. Ross

/s/ Ann M. Carpenter Ann M. Carpenter	President and Principal Executive Officer	June 30, 2023

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer	June 30, 2023

*By:	/s/ E. Gerard Maiorana, Jr.
E. Gerard Maiorana, Jr.
As Attorney-in-Fact Pursuant to Power of Attorney